LEASES - Additional Information (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Leases [Abstract]
Weighted average remaining lease term for operating leases	6 years 10 months 24 days	7 years 3 months 18 days
Weighted average discount rate for operating leases	3.80%	3.70%
Future lease payments for leases that have not yet commenced	$ 141,662
Lease terms for leases that have not yet commenced	10 years